SCHEDULE OF PROPERTY PLANT AND EQUIPMENT (Details) - GNQ INSILICO INC [Member] - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Computer equipment	$ 5,090	$ 5,090
Less: Accumulated depreciation	(1,767)	(1,343)
Total	$ 3,323	$ 3,747